General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	₩ 48,243,041	₩ 47,419,860
Non-current assets	50,778,709	44,879,030
Current liabilities	(23,434,705)	(21,271,371)
Non-current liabilities	(17,395,148)	(16,313,553)
Equity	58,191,897	54,713,966	₩ 47,603,523	₩ 47,763,298
Non-controlling interests	5,714,367	4,334,646
Sales	85,003,616	76,009,201	57,466,678
Profit (loss) for the period	3,585,957	7,175,982	1,748,492
Profit (loss) attributable to non-controlling interests	428,421	569,254	167,284
Cash flows from operating activities	6,186,765	6,259,365	8,685,737
Cash flows from investing activities	(4,219,871)	(5,583,507)	(6,259,265)
Effect of exchange rate fluctuation on cash held	(8,740)	112,950	(95,272)
Net increase (decrease) in cash and cash equivalents	3,277,562	20,142	1,240,332
POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	5,289,899	5,952,771	3,992,996
Non-current assets	3,470,861	3,322,590	3,410,528
Current liabilities	(3,809,495)	(4,537,785)	(2,649,187)
Non-current liabilities	(2,203,923)	(1,666,455)	(1,816,160)
Equity	2,747,342	3,071,121	2,938,177
Non-controlling interests	1,018,764	1,138,360	1,089,082
Sales	32,532,465	30,545,740	19,230,652
Profit (loss) for the period	323,749	223,845	173,155
Profit (loss) attributable to non-controlling interests	120,052	82,972	64,183
Cash flows from operating activities	480,927	(235,359)	324,822
Cash flows from investing activities	(389,092)	(91,619)	(38,535)
Cash flows from financing activities (before dividends to non-controlling interest)	136,954	279,529	(99,765)
Dividend to non-controlling interest	(36,585)	(32,004)	(32,004)
Effect of exchange rate fluctuation on cash held	853	1,937	(2,425)
Net increase (decrease) in cash and cash equivalents	193,057	(77,516)	152,093
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	1,125,123	968,129	503,633
Non-current assets	3,062,378	2,388,139	2,366,359
Current liabilities	(2,486,616)	(1,155,003)	(1,722,805)
Non-current liabilities	(834,456)	(1,778,668)	(1,235,948)
Equity	866,429	422,597	(88,761)
Non-controlling interests	433,214	126,779	(26,628)
Sales	3,006,300	2,694,601	1,691,310
Profit (loss) for the period	140,967	500,801	(179,403)
Profit (loss) attributable to non-controlling interests	70,483	150,240	(53,821)
Cash flows from operating activities	342,484	151,393	62,276
Cash flows from investing activities	(372,345)	(4,022)	212
Cash flows from financing activities (before dividends to non-controlling interest)	(115,046)	(81,187)	(45,207)
Effect of exchange rate fluctuation on cash held	12,690	3,916	(1,421)
Net increase (decrease) in cash and cash equivalents	(132,217)	70,100	15,860
POSCO CHEMICAL CO., LTD [member]
Disclosure of subsidiaries [line items]
Current assets	1,832,804	2,071,307	774,817
Non-current assets	2,261,649	1,708,558	1,229,349
Current liabilities	(920,656)	(604,333)	(203,443)
Non-current liabilities	(938,447)	(835,222)	(833,857)
Equity	2,235,350	2,340,310	966,866
Non-controlling interests	899,416	942,660	374,582
Sales	3,041,287	1,939,524	1,524,146
Profit (loss) for the period	114,365	128,960	29,720
Profit (loss) attributable to non-controlling interests	46,016	51,944	11,514
Cash flows from operating activities	(27,009)	36,745	11,021
Cash flows from investing activities	(26,492)	(639,965)	(162,861)
Cash flows from financing activities (before dividends to non-controlling interest)	107,266	595,521	122,736
Dividend to non-controlling interest	(9,360)	(7,370)	(9,451)
Effect of exchange rate fluctuation on cash held	(2,469)	6	(398)
Net increase (decrease) in cash and cash equivalents	41,936	(15,063)	(38,953)
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	5,326,049	5,221,691	4,614,481
Non-current assets	2,033,432	1,929,362	1,823,229
Current liabilities	(3,372,310)	(3,100,971)	(2,933,668)
Non-current liabilities	(1,076,909)	(1,306,648)	(978,672)
Equity	2,910,262	2,743,434	2,525,370
Non-controlling interests	1,373,670	1,294,925	1,191,998
Sales	8,376,559	6,693,933	6,943,725
Profit (loss) for the period	174,061	266,821	315,139
Profit (loss) attributable to non-controlling interests	82,158	125,942	148,748
Cash flows from operating activities	(54,506)	113,021	451,803
Cash flows from investing activities	160,750	(243,463)	(398,937)
Cash flows from financing activities (before dividends to non-controlling interest)	154,946	36,359	9,475
Dividend to non-controlling interest	(14,800)	(9,867)	(9,867)
Effect of exchange rate fluctuation on cash held	(450)	3,048	(2,220)
Net increase (decrease) in cash and cash equivalents	245,940	(100,902)	50,254
POSCO ICT [member]
Disclosure of subsidiaries [line items]
Current assets	585,766	423,422	465,158
Non-current assets	226,598	185,508	187,415
Current liabilities	(419,452)	(263,794)	(278,335)
Non-current liabilities	(4,431)	(10,051)	(24,132)
Equity	388,481	335,085	350,106
Non-controlling interests	134,484	116,000	121,200
Sales	1,101,037	832,127	935,958
Profit (loss) for the period	42,832	(18,802)	8,961
Profit (loss) attributable to non-controlling interests	14,828	(6,509)	3,102
Cash flows from operating activities	(594)	(18,494)	21,403
Cash flows from investing activities	3,973	(17,309)	(4,841)
Cash flows from financing activities (before dividends to non-controlling interest)	(561)	(226)	(302)
Dividend to non-controlling interest	(2,628)	(2,628)	(2,628)
Effect of exchange rate fluctuation on cash held	(35)	3	(74)
Net increase (decrease) in cash and cash equivalents	155	(38,654)	13,558
Others [member]
Disclosure of subsidiaries [line items]
Current assets	10,305,149	9,496,214	7,207,141
Non-current assets	7,264,540	4,772,409	4,789,484
Current liabilities	(8,680,121)	(7,918,852)	(6,354,111)
Non-current liabilities	(2,094,774)	(1,706,779)	(1,727,139)
Equity	6,794,794	4,642,992	3,915,375
Non-controlling interests	2,480,625	1,542,960	1,330,280
Sales	34,933,760	28,538,963	21,059,978
Profit (loss) for the period	269,926	690,197	(44,660)
Profit (loss) attributable to non-controlling interests	106,091	189,590	(19,899)
Cash flows from operating activities	68,906	130,828	123,108
Cash flows from investing activities	(619,072)	(86,585)	(93,565)
Cash flows from financing activities (before dividends to non-controlling interest)	614,001	9,604	(192,311)
Dividend to non-controlling interest	(16,921)	(7,671)	(6,102)
Effect of exchange rate fluctuation on cash held	(1,412)	6,216	702
Net increase (decrease) in cash and cash equivalents	45,502	52,392	(168,168)
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	24,464,790	24,133,534	17,558,226
Non-current assets	18,319,458	14,306,566	13,806,364
Current liabilities	(19,688,650)	(17,580,738)	(14,141,549)
Non-current liabilities	(7,152,940)	(7,303,823)	(6,615,908)
Equity	15,942,658	13,555,539	10,607,133
Non-controlling interests	6,340,173	5,161,684	4,080,514
Sales	82,991,408	71,244,888	51,385,769
Profit (loss) for the period	1,065,900	1,791,822	302,912
Profit (loss) attributable to non-controlling interests	439,628	594,179	153,827
Cash flows from operating activities	810,208	178,134	994,433
Cash flows from investing activities	(1,242,278)	(1,082,963)	(698,527)
Cash flows from financing activities (before dividends to non-controlling interest)	897,560	839,600	(205,374)
Dividend to non-controlling interest	(80,294)	(59,540)	(60,052)
Effect of exchange rate fluctuation on cash held	9,177	15,126	(5,836)
Net increase (decrease) in cash and cash equivalents	₩ 394,373	₩ (109,643)	₩ 24,644